Investment in the joint venture - Equity method (Tables)	12 Months Ended
Dec. 31, 2020
Investment in the joint venture - Equity method (Tables)
Investment in the joint venture - Equity method
	December 31,	December 31,
	2020	2019
Share of the joint ventures’ (loss) for the year ended	$(2,030)	$(6,690)
Carrying amount of the Company’s investments in the joint ventures	$27,671	$27,888